Other Gains (Losses)	12 Months Ended
Dec. 31, 2023
Other Gains (Losses) [Abstract]
Other Gains (Losses)
38.	Other Gains (Losses)

(1)	Composition of other gains (losses) for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023
		In millions of won
Other gains
Gains on disposal of property, plant and equipment	￦	56,284	148,667	32,196
Gains on disposal of intangible assets		1	41	136
Reversal of impairment loss on property, plant and equipment		—	134,735	—
Reversal of impairment loss on intangible assets		14	—	16,035
Gains on foreign currency translation		20,598	36,097	27,123
Gains on foreign currency transaction		48,671	235,221	139,077
Gains on insurance proceeds		144	43,497	6,785

Others		250,174	294,091	346,795
Other losses
Losses on disposal of property, plant and equipment		(92,622)	(100,066)	(98,120)
Losses on disposal of intangible assets		(145)	(116)	(71)
Impairment loss on property, plant and equipment		(4,056)	(37,311)	(17,031)
Impairment loss on intangible assets		—	(164)	(2,865)
Impairment loss on other non-current assets		(16,035)	—	—
Losses on foreign currency translation		(4,732)	(14,738)	(3,901)
Losses on foreign currency transaction		(67,990)	(299,117)	(165,187)
Others		(181,787)	(197,715)	(258,286)

	￦	8,519	243,122	22,686

(2)	Details of “others” included in other gains for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023

		In millions of won
Gains on disposal of inventories	￦	4,446	11,091	20,447
Gains on proxy collection of TV license fee		42,271	42,286	41,372
Gains on compensation of impaired electric poles		812	768	1,138
Gains on harbor facilities dues		3,281	4,198	3,666
Gains on technical fees		3,968	2,972	3,071
Reversal of occupation development training fees		229	525	1,452
Gains on disposal of waste		4,272	7,749	3,815
Gains on insurance		690	—	—
Gains on tax rebate		685	548	374
Gains on other commission		1,822	2,097	2,044
Gains on disposal of greenhouse gas emissions rights		8,739	—	—
Gains on disposal of assets held-for-sale		160	236	—
Others		178,799	221,621	269,416

	￦	250,174	294,091	346,795

(3)	Details of “others” included in other losses for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023

		In millions of won
Losses on valuation of inventories	￦	7,761	14,528	9,936
Losses on disposal of inventories		8,874	8,324	5,471
Losses due to disaster		6,238	5,068	7,138
Losses on rounding adjustment of electric charge surtax		1,283	1,317	1,332
Loss on disposal of greenhouse gas emissions rights		11,282	—	—
Others		146,349	168,478	234,409

	￦	181,787	197,715	258,286